UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

MUNICIPAL OBLIGATIONS - 3.8%	PRINCIPAL AMOUNT	VALUE
Maryland GO Bonds, 5.00%, 3/1/12	$1,665,000	$1,678,084
Oregon State GO Bonds, 2.00%, 6/29/12	2,000,000	2,017,486
Wisconsin GO Bonds, 5.25%, 5/1/17 (prerefunded 5/01/12 @ 100)	2,105,000	2,139,042

Total Municipal Obligations (Cost $5,834,612)		5,834,612

VARIABLE RATE DEMAND NOTES - 84.4%
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	970,000	970,000
Albany New York IDA Civic Facilities Revenue:
0.42%, 5/1/27, LOC: Bank of America (r)	2,040,000	2,040,000
0.82%, 5/1/27, LOC: Bank of America (r)	465,000	465,000
Allen County Ohio Hospital Facilities Revenue, 0.04%, 6/1/34, LOC: Bank of Nova Scotia (r)	1,000,000	1,000,000
Bayfront Regional Development Corp., 0.19%, 11/1/27, LOC: PNC Bank (r)	290,000	290,000
Birmingham Alabama Industrial Development Board Revenue, 0.21%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	2,725,000	2,725,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.31%, 6/1/22, LOC: Comerica Bank (r)	850,000	850,000
California State HFA Revenue, 0.07%, 8/1/33, CEI: Fannie Mae & Freddie Mac (r)	1,860,000	1,860,000
California Statewide Communities Development Authority MFH Revenue, 0.28%, 8/1/32, LOC: U.S. Bank (r)	370,000	370,000
Cassia County Industrial Development Corp. Revenue, 0.30%, 8/1/26, LOC: RaboBank GRP, C/LOC: RaboBank (r)	4,000,000	4,000,000
Chelsea Michigan Economic Development Corp. LO Revenue, 0.11%, 10/1/36, LOC: Comerica Bank (r)	460,000	460,000
CIDC-Hudson House LLC New York Revenue, 0.65%, 12/1/34, LOC: Hudson River Bank, C/LOC: FHLB (r)	1,335,000	1,335,000
Colorado State HFA Revenue, 0.10%, 10/15/16, CEI: Fannie Mae (r)	600,000	600,000
Congress/Commons LLC, 0.39%, 12/1/50, LOC: First Chicago Bank, C/LOC: FHLB (r)	4,165,000	4,165,000
District of Columbia HFA MFH Revenue, 0.09%, 11/1/38, CEI: Freddie Mac (r)	215,000	215,000
District of Columbia Revenue, 0.19%, 4/1/38, LOC: PNC Bank (r)	2,190,000	2,190,000
Franklin County Ohio Health Care Revenue, 0.08%, 11/1/34, LOC: PNC Bank (r)	2,985,000	2,985,000
Haskell Capital Partners Ltd., 0.25%, 9/1/20, LOC: Branch Bank & Trust (r)	510,000	510,000
Hayward California MFH Revenue, 0.18%, 5/1/38, CEI: Freddie Mac (r)	3,005,000	3,005,000
HFDC of Central Texas, Inc. Retirement Facilities Revenue, 0.38%, 11/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,365,000	4,365,000
Illinois State Development Finance Authority Revenue, 0.11%, 6/1/19, LOC: Northern Trust Co. (r)	1,280,000	1,280,000
Illinois State Toll Highway Authority Revenue:
0.07%, 7/1/30, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
0.09%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	4,400,000	4,400,000
Lake Martin Area Alabama IDA Revenue, 0.25%, 11/1/31, LOC: Comerica Bank (r)	1,920,000	1,920,000
Manteca Redevelopment Agency Tax Allocation, 0.07%, 10/1/42, LOC: State Street Bank (r)	3,580,000	3,580,000
Massachusetts Development Finance Agency Revenue:
0.24%, 9/1/16, LOC: TD Bank (r)	3,800,000	3,800,000
0.44%, 9/1/34, LOC: Signature Bank, C/LOC: Bank of New York Mellon (r)	1,750,000	1,750,000
Massachusetts State Health & Educational Facilities Authority Revenue, 0.24%, 7/1/39, LOC: RBS Citizens, C/LOC: FHLB (r)	3,640,000	3,640,000
Michigan State Strategic Fund LO Revenue, 0.63%, 9/1/22, LOC: Bank of America (r)	1,160,000	1,160,000
Mississippi State Business Finance Corp. Revenue:
0.34%, 9/1/21, LOC: Community Trust Bank, C/LOC: FHLB (r)	3,165,000	3,165,000
0.27%, 4/1/37, LOC: Wells Fargo Bank (r)	2,195,000	2,195,000
0.39%, 12/1/39, LOC: Midland State Bank, C/LOC: FHLB (r)	350,000	350,000
Mississippi State Home Corp. MFH Revenue, 0.18%, 8/15/40, CEI: Fannie Mae (r)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue, 0.08%, 12/1/35, LOC: Commerce Bank (r)	3,400,000	3,400,000
Montgomery County Maryland Housing Opportunities Commission Revenue, 0.09%, 12/1/30, CEI: Fannie Mae (r)	200,000	200,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.23%, 8/15/31, CEI: Fannie Mae (r)	740,000	740,000
Kingswood Apts. Project, 0.23%, 8/15/31, CEI: Fannie Mae (r)	185,000	185,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.08%, 6/1/34, LOC: U.S. Bank (r)	1,516,000	1,516,000
Ness Family Partners LP, 0.79%, 9/1/34, LOC: Bank of the West (r)	3,005,000	3,005,000
Nevada State Housing Division Revenue, 0.10%, 4/15/39, CEI: Fannie Mae (r)	3,700,000	3,700,000
New Britain Connecticut GO Revenue, 0.37%, 2/1/26, LOC: JP Morgan Chase Bank (r)	685,000	685,000
New Hampshire State Business Finance Authority Revenue, 0.07%, 10/1/37, LOC: TD Bank (r)	980,000	980,000
New York City Housing Development Corp. MFH Revenue, 0.09%, 1/1/40, CEI: Freddie Mac (r)	2,700,000	2,700,000
New York State HFA Revenue:
0.15%, 11/15/29, CA: Fannie Mae (r)	200,000	200,000
0.17%, 11/15/38, CEI: Fannie Mae (r)	275,000	275,000
New York State MMC Corp. Revenue, 0.65%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,280,000	2,280,000
Orange County Florida HFA MFH Revenue:
0.27%, 10/15/32, CEI: Fannie Mae (r)	170,000	170,000
0.26%, 8/15/35, CEI: Fannie Mae (r)	965,000	965,000
Overseas Private Investment Corp., 0.07%, 6/15/31, GA: US Government (r)	2,000,000	2,000,000
Palm Beach County Florida Revenue, 0.14%, 1/1/34, LOC: TD Bank (r)	1,800,000	1,800,000
Prevea Clinic, Inc., 0.30%, 12/1/34, LOC: Wells Fargo Bank (r)	4,010,000	4,010,000
Rhode Island State Student Loan Authority Revenue, 0.18%, 6/1/48, LOC: State Street Bank (r)	2,600,000	2,600,000
Rural Electric Co-op Grantor Trust Certificates, 0.40%, 12/18/17, BPA: JPMorgan Chase Bank (r)	16,505,000	16,505,000
St. Louis Park Minnesota MFH Revenue, 0.12%, 8/1/34, CEI: Freddie Mac (r)	700,000	700,000
SunAmerica Trust Revenue, 0.60%, 7/1/41, CEI: Freddie Mac (r)	344,000	344,000
Terre Haute Indiana Revenue, 0.35%, 8/1/36, LOC: Sovereign Bank (r)	1,000,000	1,000,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue:
0.17%, 3/1/27, LOC: JPMorgan Chase Bank (r)	1,300,000	1,300,000
0.12%, 4/1/28, LOC: Bank of Nova Scotia (r)	3,000,000	3,000,000
Upper Illinois River Valley Development Authority Revenue, 0.36%, 1/1/38, LOC: First Chicago Bank, C/LOC: FHLB (r)	4,000,000	4,000,000
Utah State Housing Corp. Single Family Revenue, 0.11%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	232,000	232,000
Virginia State Commonwealth University Health System Authority Revenue, 0.05%, 7/1/37, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Washington State MFH Finance Commission Revenue, 0.23%, 5/15/35, CEI: Fannie Mae (r)	545,000	545,000
Wausau Wisconsin Community Development Authority Revenue, 0.96%, 11/1/38, LOC: JPMorgan Chase Bank (r)	1,485,000	1,485,000
Westchester County New York IDA Revenue, 0.24%, 1/1/34, LOC: Sovereign Bank (r)	995,000	995,000
Wisconsin State Health & Educational Facilities Authority Revenue, 0.06%, 4/1/35, LOC: U.S. Bank (r)	800,000	800,000

Total Variable Rate Demand Notes (Cost $128,957,000)		128,957,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.6%
Fannie Mae Discount Notes, 6/18/12	4,000,000	3,996,808
Federal Home Loan Bank:
0.30%, 9/10/12	2,000,000	2,000,000
0.375%, 10/3/12	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes, 8/3/12	2,000,000	1,997,253

Total U.S. Government Agencies And Instrumentalities (Cost $9,994,061)		9,994,061

U.S. TREASURY - 3.9%
United States Treasury Notes:
0.375%, 8/31/12	4,000,000	4,006,083
0.375%, 10/31/12	2,000,000	2,003,393

Total U.S. Treasury (Cost $6,009,476)		6,009,476

TIME DEPOSIT - 0.1%
State Street Time Deposit, 0.113%, 1/3/12	193,829	193,829

Total Time Deposit (Cost $193,829)		193,829

TOTAL INVESTMENTS (Cost $150,988,978) - 98.8%		150,988,978
Other assets and liabilities, net - 1.2%		1,910,188
NET ASSETS - 100%		$152,899,166

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Financial Statements

Note A — Significant Accounting Policies

General: Calvert Institutional Prime Fund (“the Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market; such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$16,003,537	-	$16,003,537
Municipal obligations	-	5,834,612	-	$5,834,612
Variable rate demand notes	-	128,957,000	-	$128,957,000
Other debt obligations	-	193,829	-	$193,829
TOTAL	-	$150,988,978	-	$150,988,978

* For a complete listing of investments, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

Note B — Tax Information

Capital Loss Carryforwards
Expiration Date
30-Sep-12	($5,583)
30-Sep-18	(84,607)

Capital losses may be utilized to offset future capital gains until expiration.  Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The cost of investments owned at December 31, 2011 for federal income tax purposes was $150,988,978.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)        There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
             Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2012